Receivables And Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs Capitalized Prepaid Expense and Other Assets, Current [Abstract]
Customer accounts receivable - billed	$ 844	$ 805
Customer accounts receivable - unbilled	296	278
Allowance for Doubtful Accounts Receivable, Current	179	89
Other receivables	86	70
Capitalized transportation capacity	42	59
Prepaid expenses	175	24
Due From Related Parties	9	8
Net investment in direct financing lease	0	5
Income Taxes Receivable, Current	0	0
Other	(11)	(12)
Receivables and other current assets	$ 1,620	$ 1,326